THE PRIVATE SHARES FUND

Schedule of Investments

March 31, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b)— 42.2%
3D Printing — 0.1%
Carbon, Inc.	Jun 2019	158,853	$2,125,214	$1,172,335
Advertising — 2.1%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	497,828
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	16,735,072
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,957,283
			19,140,858	20,190,183
Aerospace — 7.9%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	3,666,286
Relativity Space, Inc.	Oct 2021	437,922	9,999,993	6,284,181
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	66,661,050
			22,486,741	76,611,517
AgTech — 0.1%
Farmer's Business Network, Inc.	Sep 2021	119,676	5,042,625	1,273,353
Analytics/Big Data — 6.1%
Content Square SAS	Dec 2023	544,905	3,740,557	6,773,169
Dataminr, Inc.	Sep 2015	567,043	6,559,226	16,903,552
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	5,412,000
Dremio Corp.(c)	Dec 2021	166,664	1,035,883	924,985
INRIX, Inc.	May 2014	133,238	3,026,250	6,415,410
SingleStore, Inc.	May 2020	2,148,366	10,359,604	15,317,850
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,968,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	4,459,013
			31,885,678	59,173,979
Artificial Intelligence — 3.9%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,540,000
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	9,102,306
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	16,516,448
			24,290,035	38,158,754
Clean Technology — 0.0%
WiTricity Holdings, Inc.(c)	Mar 2021	166,667	1,667	273,334
e-Commerce — 1.0%
1661, Inc. (d.b.a. GOAT)(c)	Sep 2021	128,148	760,724	401,103
CaaStle, Inc.	Mar 2022	1,174,400	3,057,263	9,383,456
			3,817,987	9,784,559
Education — 1.1%
Eruditus Learning Solutions Pte., Ltd.(c)	Aug 2021	36,264	5,146,825	4,010,436
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	6,628,500
			8,576,025	10,638,936

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 42.2% (Continued)
Enterprise Software — 3.4%
Automation Anywhere, Inc.	Jul 2021	189,449	$4,019,940	$2,288,544
Docker, Inc.	May 2017	2,500	531,250	26,250
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	18,738,756
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	8,737,267
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,529,556
Trax, Ltd.	Mar 2020	149,970	5,100,000	2,207,559
			24,292,924	33,527,932
Finance/Payments — 5.2%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	24,826,334
Circle Internet Financial, Ltd.	Apr 2018	290,200	2,604,825	12,696,250
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	4,343,261
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	5,151,473
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	87,887
Upgrade, Inc.	Apr 2022	661,053	2,900,002	3,060,675
			30,595,872	50,165,880
FoodTech — 0.5%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	5,210,542
Games — 1.1%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	10,983,571
Hardware — 0.1%
Hydrow, Inc.	Feb 2022	14,172,560	4,999,989	473,364
Healthcare/Biotech — 1.9%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	3,820,000
Color Health, Inc.	Feb 2022	139,486	10,039,927	1,908,169
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	11,759,882
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	544,873
			24,861,588	18,032,924
Security — 5.5%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,456,420	24,312,196
Contrast Security, Inc.	Sep 2022	31,250	255,000	300,625
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	19,046,740
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,873,494
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,401,600
			38,430,696	53,934,655
Software — 1.9%
Discord, Inc.(c)	Dec 2021	45,694	18,464,616	17,732,014
Roofstock, Inc.	Jun 2024	127,231	6,130,637	1,160,400
			24,595,253	18,892,414

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

COMMON STOCK IN PRIVATE COMPANIES(a),(b) — 42.2% (Continued)
Transportation — 0.3%
Flexport, Inc.	Jul 2022	538,387	$7,256,025	$3,068,806
TOTAL COMMON STOCK IN PRIVATE COMPANIES			286,794,686	411,567,038

Preferred Stock in Private Companies(a),(b) — 46.7%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	180,000
Aerospace — 5.8%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	3,998,627
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	13,493,518
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,686,860
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	6,657,117
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,350,390
Relativity Space, Inc., Preferred Series E	Jul 2021	437,922	10,299,992	8,377,448
Voyager Technologies, Inc., Preferred Series B	Mar 2022	192,061	7,499,982	8,416,113
Voyager Technologies, Inc., Preferred Series C	Mar 2024	171,154	7,499,968	7,499,968
Xplore, Inc., Preferred Series A1	Feb 2022	237,524	1,000,000	1,250,001
			54,932,558	56,730,042
AgTech — 1.3%
CIBO Technologies, Inc., Preferred Series C(c)	Aug 2021	600,000	3,090,000	2,976,000
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	128,704	10,199,946	4,744,030
Invaio Sciences, Inc., Preferred Series C(c)	Mar 2021	1,061,390	5,150,000	5,370,633
			18,439,946	13,090,663
Analytics/Big Data — 2.7%
Content Square SAS, Preferred Series F	Dec 2023	160,410	1,693,701	2,497,584
Databricks, Inc., Preferred Series G(c)	Jul 2022	182,664	10,815,024	16,896,420
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	596,200
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,608,256
Dremio Corp., Preferred Series E(c)	Dec 2021	469,594	4,140,000	3,329,421
			17,712,936	25,927,881
Artificial Intelligence — 3.6%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	19,621,810
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	217,238
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	1,314,101
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	4,177,879
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	296,400
X.AI, Corp., Perferred Series C(c)	Nov 2024	42,794	1,000,000	926,490
X.AI, Corp., Preferred Series B(c)	May 2024	417,710	5,150,000	9,043,422
			33,450,067	35,597,340

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 46.7% (Continued)
Clean Technology — 0.3%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	$1,020,000	$1,640,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	793,142
			2,019,999	2,433,142
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	95,850
e-Commerce — 8.3%
1661, Inc. (d.b.a. GOAT), Preferred Series A-1(c)	Sep 2021	112,563	668,206	352,322
1661, Inc. (d.b.a. GOAT), Preferred Series A-5(c)	Sep 2021	2,394	14,211	7,493
1661, Inc. (d.b.a. GOAT), Preferred Series A-7(c)	Sep 2021	146,495	869,637	458,530
1661, Inc. (d.b.a. GOAT), Preferred Series B(c)	Sep 2021	231,687	1,375,362	725,180
1661, Inc. (d.b.a. GOAT), Preferred Series C(c)	Sep 2021	237,913	1,412,322	744,668
CaaStle, Inc., Preferred Series A-12	Dec 2021	1,801,270	8,110,608	14,392,147
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	10,044,065
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	34,658,362
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	15,895,913
Lyst, Ltd., Preferred Series E	Jul 2021	401,929	5,172,500	3,432,474
			44,622,822	80,711,154
Education — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	1,009,913
Enterprise Software — 5.3%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	2,922,000
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	2,124,740
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,933,889
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	8,713,036
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	7,078,380
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	21,307,682
Ocrolus, Inc., Preferred Series C(c)	Aug 2021	438,327	3,114,950	2,919,258
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	996,743
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,726,700
			37,996,012	51,722,428

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 46.7% (Continued)
Finance/Payments — 6.1%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	$3,999,999	$5,422,011
ConsenSys Software, Inc., Preferred Series D(c)	Feb 2022	35,699	5,075,000	5,000,002
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	5,318,579
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	6,994,669
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	12,837,802
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	3,280,320
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	25,482
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	20,939
Ripple Labs, Inc., Preferred Series A	Dec 2018	40,697	488,364	5,087,125
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	15,232,700
			53,801,744	59,219,629
FoodTech — 1.0%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	5,584,000
Impossible Foods, Inc., Preferred Series H-1(c)	Nov 2021	153,494	3,746,778	2,968,574
Impossible Foods, Inc., Preferred Series H-2(c)	Nov 2021	53,389	1,303,222	1,032,543
			9,130,000	9,585,117
Healthcare/Biotech — 2.7%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	229,532
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,473,404
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	291,645	10,370,696	16,335,037
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	587,941
Omada Health, Inc., Preferred Series E	Dec 2021	1,334,400	7,999,995	6,698,688
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	312,550
			23,075,948	26,637,152
Security — 2.5%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	7,970,305
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	11,203,413
Cybereason, Inc., Preferred Series F	Jul 2021	1,510,600	7,631,457	3,262,896
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	2,078,760
			27,509,258	24,515,374
Software — 4.5%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	6,579,588
Tradeshift Holdings, Inc., Preferred Series 3	Jun 2021	28,797,969	12,551,436	36,939,155
			22,551,426	43,518,743

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

	Acquisition Date	Shares/Principal/ Units	Cost	Fair Value

PREFERRED STOCK IN PRIVATE COMPANIES(a),(b) — 46.7% (Continued)
Transportation — 2.5%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	$341,068	$515,650
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,217,920
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	617,214
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	3,306,940
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	397,803
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	487,417
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,420,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,647,423
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	5,988,304
			30,233,766	24,598,671
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			381,871,883	455,573,099

CONVERTIBLE NOTES OF PRIVATE COMPANIES(a),(b) — 4.1%
AgTech — 0.0%
Farmer's Business Network, Inc., 15.00% 9/28/2025	Sep 2023	$350,000	350,000	350,000
Artificial Intelligence — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,367,104
Hosting/Storage — 1.1%
TMGcore, Inc., 4.00% 9/30/2028	Dec 2021	$10,476,362	10,476,362	10,490,139
Software — 0.3%
Tradeshift Holdings, Inc., 0.00% 4/3/2025	Apr 2023	$2,227,053	2,227,053	2,227,053
Tradeshift Holdings, Inc., 0.00% 9/5/2026	Sep 2024	$500,000	500,000	500,000
			2,727,053	2,727,053
Transportation — 2.4%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$10,418,495	252,362	1,042,513
Neutron Holdings, Inc. (d.b.a. Lime), 7.50% 10/29/2025(d)	Oct 2021	$17,761,111	17,761,111	22,019,448
			18,013,473	23,061,961
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			34,566,888	39,996,257

UNITS OF PRIVATE COMPANIES(a),(b) — 0.0%
Security — 0.0%
Excalibur CombineCo, L.P. Class A Units	Jun 2023	194	193,877	193,857
TOTAL UNITS OF PRIVATE COMPANIES			193,877	193,857

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

	Acquisition Date	Units	Cost	Fair Value

Warrants of Private Companies(a),(b) — 0.1%
Analytics/Big Data — 0.0%
Content Square SAS, Exercise Price $0.0001, Exercise Date 6/11/2025	Dec 2023	14,553	153,658	226,589
Software — 0.1%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	274,238
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	548,475
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	274,237
			9,534,251	1,096,950
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	67,189
TOTAL WARRANTS OF PRIVATE COMPANIES			9,688,716	1,390,728

SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES(a),(b) — 0.0%
Artificial Intelligence — 0.0%
Cubefabs, Inc.	Nov 2023	250,000	250,000	250,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			250,000	250,000

SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS(a),(b) — 0.4%
Private Funds — 0.4%
Northgate Growth Fund III	Dec 2022		4,200,000	4,208,030
TOTAL SPECIAL PURPOSE VEHICLES/PRIVATE FUNDS			4,200,000	4,208,030

Short-Term Investments — 6.4%
MUTUAL FUNDS — 6.4%
UMB Money Market II Special, 4.19%(e)			62,303,542	62,303,542

TOTAL SHORT-TERM INVESTMENTS			62,303,542	62,303,542

TOTAL INVESTMENTS — 99.9%			779,869,592	975,482,551
Other assets less liabilities — 0.1%				974,005

NET ASSETS — 100.0%				$976,456,556

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

March 31, 2025 (Unaudited)

(a)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).As of March 31, 2025 restricted securities represented 93.52% of the net assets of the Fund.

(b)	Debt positions (convertible notes of private companies) are income producing, all other positions are Equity positions and are non-income producing, except for short-term investments.

(c)	These securities have been purchased through Special Purpose Vehicles/Private Funds in which the Fund has a direct investment of ownership units of the Vehicles. The shares, cost basis and fair value stated are disclosed based on the underlying securities purchased by the Vehicle and the Fund’s ownership percentage.

(d)	Denotes a variable rate security. The rate shown is the current interest rate as of March 31, 2025.

(e)	Represents the 7-day effective yield as of March 31, 2025.

All issuers are based in the United States, except for Lyst, Ltd., OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France, respectively.